INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES

(a)	Income Tax Expense/(Recovery)

For the years ended December 31,	2017	2016
Current tax expense/(recovery)
Current tax expense in respect of the current year	$86.2	$17.2
Adjustment for prior periods	156.4	4.8
Impact of foreign exchange	(3.9)	0.2
Interest and penalties	0.5	(0.4)
	$239.2	$21.8

Deferred tax (recovery)/expense
Deferred tax recovery recognized in the current year	$(361.3)	$(337.7)
Adjustment for prior periods	(5.5)	11.1
Impact of foreign exchange	13.7	(20.1)
	$(353.1)	$(346.7)
Total income tax recovery	$(113.9)	$(324.9)

The following table reconciles income taxes calculated at statutory rates with the income tax expense in the Consolidated Statements of Operations:

For the years ended December 31,	2017	2016
Loss before income taxes	$(318.0)	$(615.7)
Canadian statutory tax rate (%)	26.5%	26.5%
Expected income tax recovery	(84.3)	(163.2)
Impact of higher foreign tax rates (i), (ii)	(31.7)	(97.7)
Impact of change in enacted tax rates (iii), (iv)	(216.8)	(18.7)
Permanent differences	(20.7)	(22.3)
Unused tax losses and tax offsets not recognized in deferred tax assets	53.0	(46.7)
Tax effects of translation in foreign operations	(9.2)	42.8
True-up of tax provisions in respect of prior years and effects of Brazilian Tax Matters	150.7	15.9
Withholding taxes	10.8	7.5
Unrealized foreign exchange	9.9	(20.0)
Mining taxes on profit	14.5	18.6
Planned distribution of foreign earnings of the company	9.9	(40.7)
Other	—	(0.4)
Income tax recovery	$(113.9)	$(324.9)
Income tax recovery is represented by:
Current income tax expense	$239.2	$21.8
Deferred income tax recovery	(353.1)	(346.7)
Net income tax recovery	$(113.9)	$(324.9)

(i)	The Company operates in multiple foreign tax jurisdictions that have tax rates that differ from the Canadian statutory rate.

(ii)	In November 2016, Jacobina was granted a tax incentive for 10 years, which will allow it to reduce its statutory tax rate from 34% to 15.25% on mining profits.

(iii)
In November 2016, the Quebec government enacted changes to the income tax rate as proposed in the 2016 provincial budget. Beginning in 2017, the provincial rate is decreasing by 0.1% over the next 4 years with the current rate deceasing from 11.9% to 11.5% in 2020.

(iv)	On December 29, 2017 the Argentinian government enacted tax reform legislation, which reduces the corporate rate from 35% to 30% in 2018 with a further reduction to 25% starting in 2020.

(b)	Deferred Income Taxes

The following is the analysis of the deferred income tax assets (liabilities) presented in the Consolidated Balance Sheets:

As at December 31,	2017	2016
The net deferred income tax assets (liabilities) are classified as follows:
Deferred income tax assets	$97.8	$116.7
Deferred income tax liabilities	(1,147.1)	(1,511.4)
	$(1,049.3)	$(1,394.7)

For the year ended December 31, 2017	Opening balance	Recognized in profit or loss	Recognized in other compre-hensive income	Reclassification	Closing balance
Deductible temporary differences	$67.3	$(42.6)	$—	$—	$24.7
Amounts related to tax losses	76.7	66.0	—	(9.0)	133.7
Financing costs	23.8	(21.2)	—	—	2.6
Decommissioning, restoration and similar liabilities	16.0	(0.2)	—	—	15.8
Derivative liability	—	(2.8)	1.4	—	(1.4)
Property, plant and equipment	(1,578.0)	352.0	—	—	(1,226.0)
Unrealized foreign exchange losses	(4.6)	4.6	—	—	—
Available-for-sale securities	—	0.1	(0.1)	—	—
Other	4.1	(2.8)	—	—	1.3
Net deferred income tax liabilities	$(1,394.7)	$353.1	$1.3	$(9.0)	$(1,049.3)

For the year ended December 31, 2016	Opening balance	Recognized in profit or loss	Recognized in other compre-hensive income	Discontinued operations	Closing balance
Deductible temporary differences	$63.0	$4.3	$—	$—	$67.3
Amounts related to tax losses	91.4	(14.7)	—	—	76.7
Financing costs	0.8	23.0	—	—	23.8
Decommissioning, restoration and similar liabilities	23.1	(7.1)	—	—	16.0
Derivative liability	0.8	0.2	(1.0)	—	—
Property, plant and equipment	(1,572.7)	(14.1)	—	8.8	(1,578.0)
Unrealized foreign exchange losses	(384.4)	379.8	—	—	(4.6)
Available-for-sale securities	—	—	—	—	—
Other	28.8	(24.7)	—	—	4.1
Net deferred income tax liabilities	$(1,749.2)	$346.7	$(1.0)	$8.8	$(1,394.7)

A deferred income tax asset in the amount of $82.1 million (2016 - $46.5 million) has been recorded in Canada and $7.4 million (2016 - $6.2 million) in Brazil. The deferred income tax asset consists mainly of unused tax losses and deductible temporary differences which arose primarily from financing costs and general and administrative expenses. Projections of taxable profits from various sources were used to support the recognition of a portion of the losses. The future projected income could be affected by metal prices and quantities of proven and probable reserves. If these factors or other circumstances change, we would reassess our ability to record the deferred income tax asset relating to the unused tax losses.

(c)	Unrecognized Deductible Temporary Differences and Unused Tax Losses

Deferred tax assets have not been recognized in respect of the following items:

As at December 31,	2017	2016
Deductible temporary differences (no expiry)	$59.0	$125.8
Tax losses	391.4	513.6
	$450.4	$639.4

Loss carry forwards at December 31, 2017 will expire as follows:

	Canada	U.S.	Brazil	Chile	Argentina	Other	Total
2018	$—	$1.6	$—	$—	$—	$—	$1.6
2019	—	9.8	—	—	—	0.1	9.9
2020	—	5.6	—	—	—	—	5.6
2021	—	16.8	—	—	3.3	0.2	20.3
2022	—	19.3	—	—	10.2	—	29.5
2023 and onwards	136.1	174.1	—	—	—	—	310.2
Unlimited	1,070.3	—	396.1	22.2	—	—	1,488.6
	$1,206.4	$227.2	$396.1	$22.2	$13.5	$0.3	$1,865.7

(d)	Unrecognized Taxable Temporary Differences Associated with Investments and Interests in Subsidiaries

As at December 31, 2017, an aggregate temporary difference of $3.0 billion (2016 - $3.0 billion) related to investments in subsidiaries was not recognized because the Company controls the reversal of the liability and it is expected that it will not reverse in the foreseeable future.

(e)	Brazilian Tax Matters

In the third quarter of 2017, the Company elected to participate in a program to settle all significant outstanding income tax assessments in Brazil ("Brazilian Tax Matters") and all income tax assessments relating to the Company’s Chapada mine.

On October 25, 2017, the program was formally enacted into law and the Company paid $76.7 million in the year ended December 31, 2017.  The final program created an option to either pay one lump sum of approximately $68 million in the first quarter of 2018, or a total of approximately $100 million plus interest in installments over twelve years.   The Company elected to proceed with the lump sum payment option, and on January 30, 2018 made the payment.  The income tax expense associated with the tax matters has been recorded in the Consolidated Statement of Operations for the year ended December 31, 2017, and is the most significant component of the $150.7 million true-up of tax provisions in respect of prior years in the rate reconciliation.